Equity - Dividends paid (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity
Dividends paid	$ 11,717	$ 15,565	$ 5,571
Ecopetrol S.A.
Equity
Dividends paid	8,784	12,804	2,747
Interconexion Electrica S.A. ESP
Equity
Dividends paid	1,614	1,426	1,507
Oleoducto Central S.A. - Ocensa
Equity
Dividends paid	833	852	809
Oleoducto de los Llanos Orientales S. A. - ODL
Equity
Dividends paid	182	201	171
Invercolsa S.A.
Equity
Dividends paid	237	213	254
Oleoducto de Colombia S.A. - ODC
Equity
Dividends paid	$ 67	$ 69	$ 83